Equity (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income
Unrealized gain on marketable securities	$ 31	$ 37
Unrealized loss on derivative instrument	(6,029)	(5,246)
Foreign currency translation adjustment	1,349	(3,298)
Accumulated other comprehensive loss	$ (4,649)	$ (8,507)